                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)
                                                    -----------

                        PROFESSIONALLY MANAGED PORTFOLIOS
                        ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                               -------------------
               (Address of principal executive offices)(Zip code)

                                ROBERT M. SLOTKY
                        PROFESSIONALLY MANAGED PORTFOLIOS
                         2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                     (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: MARCH 31, 2005
                         --------------
Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

ITEM 1. REPORT TO STOCKHOLDERS.

[GRAPHIC]

DUNCAN-HURST
MUTUAL FUNDS

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2004

AGGRESSIVE GROWTH FUND

INTERNATIONAL GROWTH FUND

WWW.DUNCAN-HURST.COM

                            DUNCAN-HURST MUTUAL FUNDS

     Over the six-month period ending September 30, 2004, the global markets were locked within a trading range ending relatively flat over the period. The S&P 500 Index was down 0.2% and MSCI EAFE provided a return of -0.1%. This was a result of macro concerns such as interest rates and oil prices despite the fact that corporate profits were robust over the period.

     During the second quarter of 2004 we saw a global environment reaching an inflection point in growth rates, interest rates and inflation. Many of the leading economic indicators are signaling that economic momentum should continue to decline into 2005. However, we do not expect a recession, only a deceleration in growth and technology stocks have declined this year in anticipation of this.

     We believe the market has largely discounted the deceleration in corporate profits in 2005 and higher energy prices; and expect an improving stock market environment in 2005.

     We want to thank you for your faith in us. We are committed to working hard on your behalf.

/s/ William H. "Beau" Duncan, Jr.
William H. "Beau" Duncan, Jr.

The EAFE (Morgan Stanley Capital International, Europe, Australasia and Far
East) Index is an unmanaged index of over 1000 foreign common stock prices including the reinvestment of dividends. It is widely recognized as a benchmark for measuring performance of international value funds. You cannot invest directly in an index.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Quasar Distributors, LLC, Distributor (11/04)

EXPENSE EXAMPLE
For the Six Months Ended September 30, 2004 (unaudited)

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

     The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not included in the examples below. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DUNCAN-HURST AGGRESSIVE GROWTH FUND

                                         BEGINNING       ENDING         EXPENSES PAID
                                          ACCOUNT        ACCOUNT      DURING THE PERIOD
                                       VALUE 4/1/04   VALUE 9/30/04   4/1/04 - 9/30/04*
                                       ------------   -------------   -----------------
Actual                                 $      1,000   $       1,023   $             6.24
Hypothetical (5% annual return
   before expenses)                           1,000           1,019                 6.23

* Expenses are equal to the Fund's annualized expense ratio of 1.23% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

DUNCAN-HURST INTERNATIONAL GROWTH FUND

                                        BEGINNING        ENDING         EXPENSES PAID
                                         ACCOUNT         ACCOUNT      DURING THE PERIOD
                                       VALUE 4/1/04   VALUE 9/30/04   4/1/04 - 9/30/04**
                                       ------------   -------------   ------------------
Actual                                 $      1,000   $         959   $             7.27
Hypothetical (5% annual return
   before expenses)                           1,000           1,018                 7.49

** Expenses are equal to the Fund's annualized expense ratio of 1.48% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

AGGRESSIVE GROWTH FUND

For the six month period ending September 30, 2004, the Aggressive Growth Fund produced a return of 2.3%, while the Russell Midcap Growth and Russell 2500 Growth Indices declined with returns of -3.3% and -5.5% respectively.

The outperformance came primarily from stock selection in the technology and consumer cyclicals sectors. The Fund benefited from performance in the energy sector through both stock selection and an overweight position in energy stocks. The Fund underperformed in the financial and healthcare areas due to both stock selection and underweight positions.

The Fund continues to maintain an overweight position in the commodity industrials due to the positive combination of limited capacity and strong demand in the area. As technology stocks sold off and valuations began to discount the deceleration in growth rates, the weighting in the sector has been increased.

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector.

The Duncan-Hurst Aggressive Growth Fund invests in mid-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The fund may also invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

[CHART]

                      DUNCAN-HURST AGGRESSIVE GROWTH FUND
              SECTOR ALLOCATION AT SEPTEMBER 30, 2004 (UNAUDITED)

Consumer Discretionary       17.6%
Energy                       12.7%
Financials                    1.9%
Health Care                  11.7%
Industrials                  14.4%
Information Technology       23.6%
Materials                     8.5%
Telecommunication Services    9.2%
Cash*                         0.4%

*   Cash equivalents and other assets less liabilities.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 99.5%
APPAREL MANUFACTURING: 1.0%
         980   Coach, Inc.*                                      $        41,572
                                                                 ---------------

BUILDING MATERIALS: 2.0%
       1,710   Florida Rock
                 Industries, Inc.                                         83,773
                                                                 ---------------

CHEMICALS: 3.3%
         865   Cytec Industries, Inc.                                     42,342
         510   Georgia Gulf Corp.                                         22,741
         700   Potash Corp. of
                 Saskatchewan                                             44,919
       1,300   Westlake
                 Chemical Corp.*                                          28,990
                                                                 ---------------
                                                                         138,992
                                                                 ---------------

COAL: 2.3%
       2,740   Consol Energy, Inc.                                        95,599
                                                                 ---------------

COMPUTERS: 8.5%
       5,560   Cognizant Technology
                 Solutions Corp.*                                        169,636
       1,600   Research In
                 Motion Ltd.*                                            122,144
       2,400   Sandisk Corp.*                                             69,888
                                                                 ---------------
                                                                         361,668
                                                                 ---------------

DIVERSIFIED FINANCIAL SERVICES: 1.9%
       1,930   Doral Financial Corp.                                      80,037
                                                                 ---------------

ELECTRONICS: 3.9%
       1,420   Fisher Scientific
                 International*                                           82,829
       6,170   Flextronics
                 International Ltd.*                                      81,753
                                                                 ---------------
                                                                         164,582
                                                                 ---------------

HEALTHCARE PRODUCTS: 8.3%
       2,065   Bausch & Lomb, Inc.                                       137,219
       1,160   C.R. Bard, Inc.                                            65,691
       3,400   Cytyc Corp.*                                               82,110
       2,745   Immucor, Inc.*                                             67,939
                                                                 ---------------
                                                                         352,959
                                                                 ---------------

HEALTHCARE SEVICES: 1.5%
       1,150   Coventry Health
                 Care, Inc.*                                              61,375
                                                                 ---------------

HOME BUILDERS: 1.9%
       1,330   Pulte Homes, Inc.                                 $        81,622
                                                                 ---------------

HOME FURNISHINGS: 5.0%
       1,950   Harman International
                 Industries, Inc.                                        210,112
                                                                 ---------------

INTERNET: 5.0%
       3,820   Ask Jeeves*                                               124,952
         900   Infospace, Inc.*                                           42,651
       2,600   Jupitermedia Corp.*                                        46,280
                                                                 ---------------
                                                                         213,883
                                                                 ---------------

IRON/STEEL: 1.0%
         470   Nucor Corp.                                                42,944
                                                                 ---------------

LODGING: 6.3%
       1,550   Boyd Gaming Corp.                                          43,632
       3,180   Station Casinos, Inc.                                     155,947
       1,350   Wynn Resorts Ltd.*                                         69,782
                                                                 ---------------
                                                                         269,361
                                                                 ---------------

MACHINERY - CONSTRUCTION & MINING: 3.1%
       1,300   Bucyrus
                 International, Inc.*                                     43,680
       2,590   Joy Global, Inc.                                           89,044
                                                                 ---------------
                                                                         132,724
                                                                 ---------------

MACHINERY - DIVERSIFIED: 3.3%
       2,080   Rockwell
                 Automation, Inc.                                         80,496
         945   Zebra
                 Technologies Corp.*                                      57,654
                                                                 ---------------
                                                                         138,150
                                                                 ---------------

METAL FABRICATION/HARDWARE: 2.1%
       1,510   Precision Castparts Corp.                                  90,676
                                                                 ---------------

MISCELLANEOUS MANUFACTURERS: 1.0%
       3,070   Hexcel Corp.*                                              42,427
                                                                 ---------------

OIL & GAS: 11.7%
         500   Atwood Oceanics, Inc.*                                     23,770
       4,050   Patina Oil & Gas Corp.                                    119,758
       3,100   Ultra Petroleum Corp.*                                    152,055
       1,210   Unit Corp.*                                                42,447
         250   Valero Energy Corp.                                        20,053
       4,257   XTO Energy, Inc.                                          138,267
                                                                 ---------------
                                                                         496,350
                                                                 ---------------

See accompanying Notes to Financial Statements.

SHARES                                                                VALUE
--------------------------------------------------------------------------------
OIL & GAS SERVICES: 1.0%
       4,210   Input/Output, Inc.*                               $        43,405
                                                                 ---------------


RETAIL: 3.2%
       1,360   Petsmart, Inc.                                             38,610
       2,860   Urban Outfitters, Inc.*                                    98,384
                                                                 ---------------
                                                                         136,994
                                                                 ---------------

SEMICONDUCTORS: 3.8%
       4,510   Fairchild Semiconductor
                 International, Inc.*                                     63,907
         800   Marvell Technology
                 Group Ltd.*                                              20,904
       1,500   Micrel, Inc.*                                              15,615
       2,980   Power Integrations, Inc.*                                  60,881
                                                                 ---------------
                                                                         161,307
                                                                 ---------------

SOFTWARE: 2.0%
       1,720   Autodesk, Inc.                                             83,644
                                                                 ---------------

TELECOMMUNICATIONS: 10.2%
      10,585   Nextel Partners, Inc.*                                    175,499
       3,630   NII Holdings, Inc.*                                       149,592
       6,680   RF Micro Devices, Inc.*                                    42,351
       2,490   Western Wireless Corp.*                                    64,018
                                                                 ---------------
                                                                         431,460
                                                                 ---------------

TRANSPORTATION: 6.2%
       1,720   Expeditors International
                 Washington, Inc.                                         88,924
       3,000   Norfolk Southern Corp.                                     89,220
       1,840   Yellow Roadway Corp.*                                      86,278
                                                                 ---------------
                                                                         264,422
                                                                 ---------------

TOTAL COMMON STOCKS
  (cost $3,432,164)                                                    4,220,038
                                                                 ---------------

SHORT-TERM INVESTMENTS: 0.6%
      24,463   UMB Money Market
                 Fiduciary                                       $        24,463
                                                                 ---------------

TOTAL SHORT-TERM
   INVESTMENTS
   (cost $24,463)                                                         24,463
                                                                 ---------------

TOTAL INVESTMENTS IN
   SECURITIES: 100.1%
   (cost $3,456,627)                                                   4,244,501
Liabilities in excess of
   Other Assets: (0.1)%                                                   (2,333)
                                                                 ---------------

NET ASSETS: 100.0%                                               $     4,242,168
                                                                 ===============

*   Non-income producing security.

See accompanying Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

For the six-month period ending September 30, 2004, the International Growth Fund underperformed with a return of -4.2% versus MSCI EAFE's return of -0.1% as growth stocks underperformed value stocks. The majority of the underperformance came from the second quarter of 2004 when relative overweight positions in the strongest growth areas (such as technology, materials and emerging Asian markets) hurt performance as investors sought more defensive areas given the increased uncertainty regarding growth and interest rates.

From a sector perspective, the Fund benefited from an overweight position in energy stocks and stock selection in the consumer cyclicals area. The main contributors to the Fund's underperformance came from the financials area in Asia and the technology sector.

Regionally, the Fund's exposure to Asia ex-Japan was decreased in the second quarter due to the increasing fears of a hard landing in China and India. In the third quarter it became clear that these fears would not be realized and the holdings in the region were increased. The Fund maintained a neutral stance in Europe ex-U.K. due to the lackluster performance of growth companies in developed Europe.

We continue to position the Fund to take advantage of the strong demand for energy and the expected increase in oil exploration spending by the large integrated oil companies. Also, we remain bullish on the emerging market consumer and are closely watching for signs of life in technology where stocks have discounted a severe slowdown in the near-term.

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector.

The Duncan-Hurst International Growth Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

[CHART]

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND
              SECTOR ALLOCATION AT SEPTEMBER 30, 2004 (UNAUDITED)

Consumer Discretionary       16.2%
Consumer Staples              3.1%
Energy                       17.5%
Financials                   15.3%
Health Care                  13.8%
Industrials                  13.5%
Information Technology       10.9%
Materials                     4.7%
Telecommunication Services    4.0%
Cash*                         1.0%

*   Cash equivalents and other assets less liabilities.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

           SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 99.0%
AUSTRALIA: 4.5%
      60,700   Aristocrat Leisure Ltd.                           $       340,752
      27,600   CSL Ltd.                                                  567,775
      23,000   Woodside
                 Petroleum Ltd.                                          324,871
                                                                 ---------------
                                                                       1,233,398
                                                                 ---------------

BRAZIL: 1.1%
      13,150   Cia Vale do Rio Doce                                      295,481
                                                                 ---------------

CANADA: 6.5%
      31,200   Draxis Health, Inc.*                                      149,760
      16,720   Great Canadian
                 Gaming Corp.*                                           422,112
       4,960   Potash Corp. of
                 Saskatchewan                                            318,283
       4,960   Precision
                 Drilling Corp.*                                         285,200
      13,400   Talisman Energy, Inc.                                     347,190
      12,600   Teck Cominco Ltd.                                         270,907
                                                                 ---------------
                                                                       1,793,452
                                                                 ---------------
CHINA: 2.7%
       2,180   Aluminum Corp. of
                 China Ltd.                                              144,665
      13,150   Shanda Interactive
                 Entertainment Ltd.*                                     315,600
      11,350   Sina Corp.*                                             289,312
                                                                 ---------------
                                                                         749,577
                                                                 ---------------

DENMARK: 2.3%
      61,350   GN Store Nord                                             619,479
                                                                 ---------------

FINLAND: 4.6%
       5,430   Nokian Renkaat OYJ                                        590,105
      33,600   YIT-Yhtyma OYJ                                            661,440
                                                                 ---------------
                                                                       1,251,545
                                                                 ---------------

FRANCE: 6.8%
       5,730   Sanofi-Aventis                                            415,613
       3,430   Technip SA                                                553,808
       8,850   Total SA                                                  904,205
                                                                 ---------------
                                                                       1,873,626
                                                                 ---------------

GERMANY: 7.1%
       3,780   Fresenius Medical
                 Care AG                                         $       289,667
       4,500   Merck KGaA                                                254,299
       5,700   Metro AG                                                  253,443
       3,290   Puma AG Rudolf
                 Dassler Sport                                           878,529
       6,700   SAP AG                                                    260,965
                                                                 ---------------
                                                                       1,936,903
                                                                 ---------------

HONG KONG: 5.4%
      30,000   Cheung Kong
                 Holdings Ltd.                                           256,795
     400,000   China Mengniu
                 Dairy Co. Ltd.*                                         310,334
       6,040   CNOOC Ltd.                                                317,704
      47,000   Henderson Land
                 Development Co. Ltd.                                    224,813
     441,400   Texwinca Holdings Ltd.                                    373,586
                                                                 ---------------
                                                                       1,483,232
                                                                 ---------------

HUNGARY: 1.0%
       5,940   OTP Bank Rt                                               262,548
                                                                 ---------------

INDONESIA: 1.0%
      15,460   Telekomunikasi
                 Indonesia Tbk PT                                        273,487
                                                                 ---------------

IRELAND: 4.4%
      33,700   Anglo Irish Bank
                 Corp. PLC                                               617,367
      80,230   Kingspan Group PLC                                        593,888
                                                                 ---------------
                                                                       1,211,255
                                                                 ---------------

ITALY: 1.5%
      37,300   Saipem SpA                                                419,256
                                                                 ---------------

JAPAN: 15.7%
       4,000   Canon, Inc.                                               187,996
       3,000   Fanuc Ltd.                                                157,873
       3,500   Fast Retailing Co. Ltd.                                   237,853
      40,000   Fujitsu Ltd.                                              231,184
       3,300   Honda Motor Co. Ltd.                                      159,887
      27,000   JGC Corp.                                                 274,618
      81,000   Komatsu Ltd.                                              520,328
          65   Mitsubishi Tokyo
                 Financial Group, Inc.                                   541,986
      30,000   NEOMAX Co. Ltd.                                           479,880

See accompanying Notes to Financial Statements.

SHARES                                                                VALUE
--------------------------------------------------------------------------------
JAPAN: (CONTINUED)
      28,000   Sekisui House Ltd.                                $       267,259
       9,000   Sharp Corp.                                               123,794
      13,000   Shinki Co. Ltd.                                            94,951
      42,000   Sumitomo Bakelite
                 Co. Ltd.                                                253,033
      57,000   The Bank of
                 Fukuoka Ltd.                                            272,032
      44,000   The Bank of
                 Yokohama Ltd.                                           236,338
       3,400   USS Co. Ltd.                                              256,353
                                                                 ---------------
                                                                       4,295,365
                                                                 ---------------

NETHERLANDS: 4.1%
      18,850   ASML Holding NV*                                          242,600
      11,200   Core Laboratories NV*                                     275,408
      11,220   ING Groep NV                                              283,642
      14,200   Koninklijke Philips
                 Electronics NV                                          325,322
                                                                 ---------------
                                                                       1,126,972
                                                                 ---------------

NORWAY: 2.8%
      17,920   Golar LNG Ltd.*                                           282,184
      25,650   TGS Nopec Geophysical
                 Co. ASA*                                                495,358
                                                                 ---------------
                                                                         777,542
                                                                 ---------------

RUSSIA: 0.6%
       1,120   Mobile Telesystems                                        162,389
                                                                 ---------------

SINGAPORE: 2.8%
      58,000   City Developments Ltd.                                    225,647
      28,000   DBS Group
                 Holdings Ltd.                                           266,096
     135,000   Singapore Petroleum
                 Co. Ltd.                                                290,271
                                                                 ---------------
                                                                         782,014
                                                                 ---------------

SOUTH KOREA: 3.5%
      21,100   Daewoo Shipbuilding &
                 Marine Engineering
                 Co. Ltd.                                                306,926
       3,300   NCSoft Corp.*                                             271,394
         983   Samsung Electronics
                 Co. Ltd.                                                390,980
                                                                 ---------------
                                                                         969,300
                                                                 ---------------

SWEDEN: 3.2%
      18,810   Telefonaktiebolaget
                 LM Ericsson*                                    $       587,624
       8,500   Volvo AB                                                  300,060
                                                                 ---------------
                                                                         887,684
                                                                 ---------------

SWITZERLAND: 7.8%
         360   Geberit AG                                                279,651
      12,250   Novartis AG                                               571,708
       6,350   Roche Holding AG                                          656,002
       1,300   Straumann Holding AG                                      275,887
       4,930   UBS AG                                                    347,039
                                                                 ---------------
                                                                       2,130,287
                                                                 ---------------

TAIWAN: 1.9%
      16,000   Cathay Financial
                 Holding Co. Ltd.                                        305,600
      65,350   United Microelectronics
                 Corp.*                                                  220,883
                                                                 ---------------
                                                                         526,483
                                                                 ---------------

THAILAND: 0.9%
   1,476,000   Sansiri PCL                                               126,133
     556,000   Sino Thai Engineering &
                 Construction PCL                                        118,783
                                                                 ---------------
                                                                         244,916
                                                                 ---------------

UNITED KINGDOM: 6.8%
      29,600   Burberry Group PLC                                        199,521
      26,000   Enterprise Inns PLC                                       268,175
     112,400   Paladin Resources PLC                                     308,649
       5,190   Royal Bank of Scotland
                 Group PLC                                               149,889
      22,300   SABMiller PLC                                             294,375
      26,950   Vodafone Group PLC                                        649,764
                                                                 ---------------
                                                                       1,870,373
                                                                 ---------------

TOTAL COMMON STOCKS
  (cost $23,622,751)                                                  27,176,564
                                                                 ---------------

See accompanying Notes to Financial Statements.

SHARES                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.1%
     857,665   UMB Money Market
                 Fiduciary                                       $       857,665
                                                                 ---------------

TOTAL SHORT-TERM
   INVESTMENTS
   (cost $857,665)                                                       857,665
                                                                 ---------------

TOTAL INVESTMENTS IN
   SECURITIES: 102.1%
   (cost $24,480,416)                                                 28,034,229
Liabilities in excess of
   Other Assets: (2.1)%                                                 (574,980)
                                                                 ---------------

NET ASSETS: 100.0%                                               $    27,459,249
                                                                 ===============

*   Non-income producing security.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2004 (Unaudited)

                                                                 AGGRESSIVE       INTERNATIONAL
                                                                   GROWTH            GROWTH
                                                                    FUND              FUND
------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities, at cost                           $     3,456,627   $    24,480,416
                                                               ===============   ===============
  Investments in securities, at value                          $     4,244,501   $    28,034,229
  Cash                                                                     245             4,918
  Receivables:
     Dividends and interest                                              2,776            47,231
     Due from Advisor                                                   16,220                 -
     Fund shares sold                                                      200               595
     Investment securities sold                                        151,598           616,900
  Prepaid Expenses                                                       8,474            11,342
                                                               ---------------   ---------------
        Total assets                                                 4,424,014        28,715,215
                                                               ---------------   ---------------

LIABILITIES
  Payables:
     Investment securities purchased                                   150,027         1,191,836
     Advisory fees                                                           -            13,387
     Administration fees                                                 2,877             4,436
     Transfer Agent fees                                                 6,092            10,347
     Fund Accounting fees                                                8,344            12,585
  Accrued expenses                                                      14,506            23,375
                                                               ---------------   ---------------
        Total liabilities                                              181,846         1,255,966
                                                               ---------------   ---------------
  NET ASSETS                                                   $     4,242,168   $    27,459,249
                                                               ===============   ===============

COMPONENTS OF NET ASSETS
  Paid-in capital                                              $    33,227,399   $    43,704,520
  Accumulated net investment income (loss)                             (17,930)           81,516
  Accumulated net realized loss on investments and foreign
     currency                                                      (29,755,175)      (19,882,142)
  Net unrealized appreciation on investments and foreign
     currency                                                          787,874         3,555,355
                                                               ---------------   ---------------
        Net assets                                             $     4,242,168   $    27,459,249
                                                               ===============   ===============

CALCULATION OF NET ASSET VALUE PER SHARE
  Net assets applicable to shares
     outstanding                                               $     4,242,168   $    27,459,249
  Shares issued and outstanding
     (unlimited shares authorized
     without par value)                                                790,641         3,497,672
  NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                $          5.37   $          7.85
                                                               ===============   ===============

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2004 (Unaudited)

                                                                 AGGRESSIVE       INTERNATIONAL
                                                                   GROWTH            GROWTH
                                                                    FUND              FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
     Dividends (net of foreign taxes
        withheld of $0 and $35,145,
        respectively)                                          $         7,337   $       330,176
     Interest                                                               59             1,129
                                                               ---------------   ---------------
        Total income                                                     7,396           331,305
                                                               ---------------   ---------------

  Expenses
     Advisory fees                                                      20,590           170,411
     Administration fees                                                17,548            27,266
     Fund accounting fees                                               16,287            25,071
     Transfer agent fees                                                10,980            17,568
     Registration expense                                                8,052             8,052
     Audit fees                                                          6,588             8,235
     Custody fees                                                        4,758            16,470
     Trustee fees                                                        2,745             3,111
     Legal fees                                                          2,562             2,562
     Reports to shareholders                                             2,013             7,503
     Miscellaneous expenses                                              1,647             2,928
                                                               ---------------   ---------------
        Total expenses                                                  93,770           289,177
        Less: fees waived and expenses absorbed                        (68,444)          (87,410)
                                                               ---------------   ---------------
        Net expenses                                                    25,326           201,767
                                                               ---------------   ---------------
           Net investment income (loss)                                (17,930)          129,538
                                                               ---------------   ---------------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY
  Net realized gain on investments and
     foreign currency                                          $       334,665   $       834,279
  Change in unrealized appreciation/
     depreciation on investments and
     foreign currency                                                 (225,138)       (2,162,818)
                                                               ---------------   ---------------
     Net realized and unrealized gain on
        investments and foreign currency                               109,527        (1,328,539)
                                                               ---------------   ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $        91,597   $    (1,199,001)
                                                               ===============   ===============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE GROWTH FUND        INTERNATIONAL GROWTH FUND
                                                -----------------------------   -----------------------------
                                                 SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                    ENDED           ENDED           ENDED           ENDED
                                                SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                                    2004#           2004            2004#           2004
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss)                  $     (17,930)  $     (39,158)  $     129,538   $     (29,543)
  Net realized gain on investments and
      foreign currency                                334,665         413,212         834,279       7,006,266
  Change in unrealized appreciation/
      (depreciation) on investments and
      foreign currency                               (225,138)        863,018      (2,162,818)      6,225,877
                                                -------------   -------------   -------------   -------------
      NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                     91,597       1,237,072      (1,199,001)     13,202,600
                                                -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                               3,340         122,015          28,416          39,406
Cost of shares redeemed (1)                          (106,962)       (290,772)        (28,714)     (4,326,194)
                                                -------------   -------------   -------------   -------------
  Net decrease in net assets derived from net
      change in outstanding shares (a)               (103,622)       (168,757)           (298)     (4,286,788)
                                                -------------   -------------   -------------   -------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS         (12,025)      1,068,315      (1,199,299)      8,915,812
                                                -------------   -------------   -------------   -------------

See accompanying Notes to Financial Statements.

                                                   AGGRESSIVE GROWTH FUND        INTERNATIONAL GROWTH FUND
                                                -----------------------------   -----------------------------
                                                 SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                    ENDED           ENDED           ENDED           ENDED
                                                SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                                    2004#           2004            2004#           2004
-------------------------------------------------------------------------------------------------------------
 NET ASSETS
   Beginning of period                          $   4,254,193   $   3,185,878   $  28,658,548   $  19,742,736
                                                -------------   -------------   -------------   -------------
   End of period                                $   4,242,168   $   4,254,193   $  27,459,249   $  28,658,548
                                                =============   =============   =============   =============

(a) A summary of capital share transactions is as follows:

   Shares sold                                            634          26,212           3,593           6,827
   Shares redeemed                                    (20,587)        (61,350)         (3,564)       (590,045)
                                                -------------   -------------   -------------   -------------
   Net increase (decrease)                            (19,953)        (35,138)             29        (583,218)
                                                =============   =============   =============   =============

#     Unaudited.
(1)   Net of redemption fees of: $0, $7, $13 and $324 respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

                                                                                  AGGRESSIVE GROWTH FUND
                                               -------------------------------------------------------------------------------------
                                                SIX MONTHS        YEAR         YEAR         YEAR         YEAR      OCTOBER 19, 1999+
                                                   ENDED          ENDED        ENDED        ENDED        ENDED          THROUGH
                                               SEPTEMBER 30,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,       MARCH 31,
                                                   2004#          2004         2003         2002         2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $       5.25    $     3.77   $     5.20   $     7.32   $    22.46      $    11.53
                                               ------------    ----------   ----------   ----------   ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                (0.02)        (0.05)       (0.08)       (0.08)       (0.09)          (0.07)
   Net realized and unrealized gain (loss)
     on investments                                    0.14          1.53        (1.35)       (2.04)      (13.55)          11.00
                                               ------------    ----------   ----------   ----------   ----------      ----------
Total from investment operations                       0.12          1.48        (1.43)       (2.12)      (13.64)          10.93
                                               ------------    ----------   ----------   ----------   ----------      ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains                                -             -            -            -        (1.50)              -
                                               ------------    ----------   ----------   ----------   ----------      ----------
Paid in capital from redemption
   fees (See Note 2)                                   0.00^         0.00^        0.00^           -            -               -
                                               ------------    ----------   ----------   ----------   ----------      ----------
Net asset value, end of period                 $       5.37    $     5.25   $     3.77   $     5.20   $     7.32      $    22.46
                                               ============    ==========   ==========   ==========   ==========      ==========
Total return                                           2.29%**      39.26%      (27.50)%     (28.96)%     (62.80)%         94.80%**
                                               ============    ==========   ==========   ==========   ==========      ==========

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)        $        4.2    $      4.3   $      3.2   $     10.4   $     16.6      $     25.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and expenses absorbed            4.55%*        4.15%        3.89%        2.28%        1.88%           2.52%*
   After fees waived and expenses absorbed***          1.23%*        1.23%        1.28%        1.23%        1.25%           1.25%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS:
   Before fees waived and expenses absorbed           (4.19)%*      (3.92)%      (3.71)%      (2.09)%      (1.64)%         (2.30)%*
   After fees waived and expenses absorbed***         (0.87)%*      (1.00)%      (1.10)%      (1.04)%      (1.01)%         (1.03)%*
Portfolio turnover rate                               91.05%**     196.51%      201.07%      294.07%      434.43%         239.99%**

#   Unaudited.
*   Annualized.
**  Not annualized.
*** For the year ended March 31, 2003, ratio includes 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002. Had those fees not been included, the expense and net investment loss ratios would have been 1.23% and (1.36)%, respectively.
^   Amount is less than $0.01.
+   Commencement of operations.

See accompanying Notes to Financial Statements.


                                                                             INTERNATIONAL GROWTH
                                               ------------------------------------------------------------------------------------
                                                SIX MONTHS         YEAR         YEAR         YEAR         YEAR    JUNE 30, 1999+
                                                   ENDED           ENDED        ENDED        ENDED        ENDED       THROUGH
                                               SEPTEMBER 30,     MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                                  2004#            2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $       8.19    $     4.84   $     6.74   $     7.40   $    21.38      $    10.00
                                               ------------    ----------   ----------   ----------   ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment gain (loss)                             0.04         (0.01)       (0.03)       (0.08)       (0.07)          (0.13)
   Net realized and unrealized gain
      (loss) on investments                           (0.38)         3.36        (1.88)       (0.58)       (9.42)          11.51
                                               ------------    ----------   ----------   ----------   ----------      ----------
Total from investment operations                      (0.34)         3.35        (1.91)       (0.66)       (9.49)          11.38
                                               ------------    ----------   ----------   ----------   ----------      ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains                                -             -            -            -        (4.49)              -
                                               ------------    ----------   ----------   ----------   ----------      ----------
Paid in capital from redemption fees                   0.00^         0.00^        0.01            -            -               -
                                               ------------    ----------   ----------   ----------   ----------      ----------
Net asset value, end of period                 $       7.85    $     8.19   $     4.84   $     6.74   $     7.40      $    21.38
                                               ============    ==========   ==========   ==========   ==========      ==========
Total return                                          (4.15)%**     69.21%      (28.19)%      (8.92)%     (48.60)%        113.80%**
                                               ============    ==========   ==========   ==========   ==========      ==========

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)        $       27.5    $     28.7   $     19.7   $     33.0   $     27.1      $     39.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and expenses absorbed            2.12%*        2.25%        2.47%        2.39%        2.47%           2.33%*
   After fees waived and expenses absorbed***          1.48%*        1.48%        1.49%        1.48%        1.48%           1.48%*

RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS:
   Before fees waived and expenses absorbed            0.31%*       (0.87)%      (1.37)%      (1.47)%      (1.69)%         (2.02)%*
   After fees waived and expenses absorbed***          0.95%*       (0.10)%      (0.39)%      (0.60)%      (0.70)%         (1.17)%*
Portfolio turnover rate                               71.74%**     153.15%      190.31%      259.28%      324.24%         161.42%**

#   Unaudited.
*   Annualized.
**  Not annualized.
*** For the year ended March 31, 2003, ratio includes 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002. Had those fees not been included, the expense and net investment loss ratios would have been 1.48% and (1.38)%, respectively.
^   Amount is less than $0.01.
+   Commencement of operations.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at September 30, 2004 (Unaudited)

NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. The Aggressive Growth Fund Class R ceased operations on September 30, 2002. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. The International Growth Fund Class R ceased operations on September 30, 2002. The investment objective of each Fund is long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

     A. SECURITY VALUATION. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

        The International Growth Fund may invest substantially in securities traded on foreign exchanges (see "FOREIGN CURRENCY" below). Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. Occasionally, events affecting the value of foreign securities occur between the close of a foreign exchange and the computation of the Fund's net asset value. If such events occur or market quotations are not readily available, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

     B. REDEMPTION FEE. The Funds charge a 2% redemption fee on the value of shares redeemed that are held for less than 4 months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Funds and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

     C. FOREIGN CURRENCY. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     D. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

        For the Duncan-Hurst Aggressive Growth Fund, at March 31, 2004, there is a capital loss carry forward of approximately $30,075,832, of which approximately $7,451,427 expires March 31, 2009, $19,100,168 expires March 31, 2010, $3,362,973 expires March 31, 2011 and $161,264 expires
        March 31, 2012, available to offset future gains, if any.

        For the Duncan-Hurst International Growth Fund, at March 31, 2004, there is a capital loss carry forward of approximately $20,704,530, of which approximately $15,378,944 expires March 31, 2010 and $5,325,586 expires March 31, 2011, available to offset future gains, if any.

        As of March 31, 2004, there were post-October currency loss deferrals of $2,908 for Duncan-Hurst International Growth Fund, which will be recognized in the following tax year.

     E. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     F. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management, L.P. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the six months ended September 30, 2004, the advisory fees incurred were $20,590 and $170,411 for Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser, however, has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

Duncan-Hurst Aggressive Growth Fund                      1.23%
Duncan-Hurst International Growth Fund                   1.48%

     Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the respective Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursements in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursements are made. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

     For the six months ended September 30, 2004, the Adviser waived fees and absorbed expenses as follows:

                                                    FEES          EXPENSES
                                                   WAIVED         ABSORBED
                                                ------------    ------------
Duncan-Hurst Aggressive Growth Fund             $     20,590    $     47,854
Duncan-Hurst International Growth Fund                87,410               -

     At September 30, 2004, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be reimbursed was $894,038 and $1,459,443 for the Aggressive Growth Fund and International Growth Fund, respectively. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

                                                             MARCH 31,
                                           --------------------------------------------
                                               2005       2006       2007        2008
                                           ----------  ----------  ---------  ---------
Duncan-Hurst Aggressive Growth Fund        $  550,501  $  161,299  $ 113,794  $  68,444
Duncan-Hurst International Growth Fund        901,833     269,781    200,419     87,410

     U.S. Bancorp Fund Services, LLC, ("USBFS") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $35,000 per Fund):

     Under $75 million            0.20% of average daily net assets
     $75 to $150 million          0.15% of average daily net assets
     $150 to $200 million         0.10% of average daily net assets
     Over $200 million            0.05% of average daily net assets

     For the six months ended September 30, 2004, Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund incurred $17,548 and $27,266, respectively, in administration fees.

     UMB Bank, N.A., serves as custodian and USBFS serves as transfer agent and accounting services agent for the Funds.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. On September 30, 2002, Class R shares were exchanged to Class I shares.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sales of securities, other than short-term investments, for the six months ended September 30, 2004 are as follows:

                                               PURCHASES            SALES
                                             -------------       ------------
Duncan-Hurst Aggressive Growth Fund          $   3,742,985       $  3,878,945
Duncan-Hurst International Growth Fund          19,242,378         19,204,690

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     There were no distributable earnings paid for the years ended March 31, 2004 and 2003.

     As of March 31, 2004, the components of accumulated losses on a tax basis were as follows:

                                            DUNCAN-HURST           DUNCAN-HURST
                                          AGGRESSIVE GROWTH    INTERNATIONAL GROWTH
                                                FUND                   FUND
                                          -----------------    --------------------
Cost of investments (a)                   $       3,259,114    $         23,163,660
                                          -----------------    --------------------
Gross unrealized appreciation             $       1,036,777    $          5,995,387
Gross unrealized depreciation                       (37,773)               (468,922)
                                          -----------------    --------------------
Net unrealized appreciation               $         999,004    $          5,526,465
                                          =================    ====================
Undistributed ordinary income             $               -    $            134,703
Undistributed long-term capital gain                      -                       -
                                          -----------------    --------------------
Total distributable earnings              $               -    $            134,703
                                          =================    ====================
Other accumulated losses                  $     (30,075,832)   $        (20,707,438)
                                          -----------------    --------------------
Total accumulated losses                  $     (29,076,828)   $        (15,046,270)
                                          =================    ====================

(a) The differences between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investments.

MANAGEMENT OF THE FUNDS (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                        INDEPENDENT TRUSTEES OF THE TRUST

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                   IN FUND
                           POSITION       OFFICE AND                                COMPLEX***    OTHER
                           WITH THE       LENGTH OF     PRINCIPAL OCCUPATION        OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE      TRUST          TIME SERVED   DURING PAST FIVE YEARS      BY TRUSTEES   HELD
------------------------   ------------   -----------   -------------------------   -----------   --------------
Dorothy A. Berry*          Chairman       Indefinite    President, Talon            2             None.
(Born 1943)                and            Term          Industries, Inc.
2020 E. Financial Way      Trustee        Since         (administrative,
Suite 100                                 May 1991.     management and business
Glendora, CA 91741                                      consulting); formerly
                                                        Chief Operating Officer,
                                                        Integrated Asset
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc. (investment
                                                        advisory and financial
                                                        publishing firm).

Wallace L. Cook*           Trustee        Indefinite    Retired. Formerly Senior    2             None.
(Born 1939)                               Term          Vice President,
2020 E. Financial Way                     Since         Rockefeller Trust Co.;
Suite 100                                 May 1991.     Financial Counselor,
Glendora, CA 91741                                      Rockefeller & Co.

Carl A. Froebel*           Trustee        Indefinite    Private Investor.           2             None.
(Born 1938)                               Term          Formerly
2020 E. Financial Way                     Since         Managing Director,
Suite 100                                 May 1991.     Premier Solutions, Ltd.
Glendora, CA 91741                                      Formerly President and
                                                        Founder, National
                                                        Investor Data Services,
                                                        Inc. (investment related
                                                        computer software).

Rowley W.P. Redington*     Trustee        Indefinite    President; Intertech        2             None.
(Born 1944)                               Term          Computer Services Corp.
2020 E. Financial Way                     Since         (computer services and
Suite 100                                 May 1991.     consulting).
Glendora, CA 91741

                        INTERESTED TRUSTEES OF THE TRUST

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                   IN FUND
                           POSITION       OFFICE AND                                COMPLEX***    OTHER
                           WITH THE       LENGTH OF     PRINCIPAL OCCUPATION        OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE      TRUST          TIME SERVED   DURING PAST FIVE YEARS      BY TRUSTEES   HELD
------------------------   ------------   -----------   -------------------------   -----------   --------------
Steven J. Paggioli**       Trustee        Indefinite    Consultant since            2             Trustee,
(Born 1950)                               Term          July 2001; formerly,                      Managers
2020 E. Financial Way                     Since         Executive Vice President,                 Funds
Suite 100                                 May 1991.     Investment Company
Glendora, CA 91741                                      Administration, LLC
                                                        ("ICA") (mutual fund
                                                        administrator).

                                          OFFICERS OF THE TRUST

Robert M. Slotky           President      Indefinite    Vice President, U.S.        2             Not
(Born 1947)                               Term since    Bancorp Fund Services,                    Applicable.
2020 E. Financial Way                     August        LLC since July 2001;
Suite 100                                 2002.         formerly, Senior Vice
Glendora, CA 91741                                      President, ICA
                           Chief          Indefinite    (May 1997-July 2001).
                           Compliance     Term since
                           Officer        September
                                          2004.

Eric W. Falkeis            Treasurer      Indefinite    Vice President, U.S.        2             Not
(Born 1973)                               Term since    Bancorp Fund Services,                    Applicable.
615 East Michigan St.                     August        LLC since 1997; Chief
Milwaukee, WI 53202                       2002.         Financial Officer, Quasar
                                                        Distributors, LLC since
                                                        2000.

Chad E. Fickett            Secretary      Indefinite    Assistant Vice President,   2             Not
(Born 1973)                               Term since    U.S. Bancorp Fund                         Applicable.
615 East Michigan St.                     March         Services, LLC since
Milwaukee, WI 53202                       2002.         July 2000.

* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
*** The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Duncan-Hurst Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-558-9105 or by accessing the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling 1-800-558-9105 or through the SEC's website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Beginning with the first and third fiscal quarters ending on or after July 9, 2004, the Duncan-Hurst Funds will file their complete schedule of portfolio holdings with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-558-9105. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov

                                  DUNCAN-HURST
                                  MUTUAL FUNDS


                      DUNCAN-HURST CAPITAL MANAGEMENT, L.P.
                             AGGRESSIVE GROWTH FUND
                            INTERNATIONAL GROWTH FUND


                      c/o U.S. Bancorp Fund Services, LLC
                      615 E. Michigan Street, 3rd Floor
                      Milwaukee, WI 53202-5207

                      or

                      P.O. Box 701
                      Milwaukee, WI 53201-0701


                      FOR MORE INFORMATION: 1-800-558-9105

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(A) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT.

    Not Applicable

    (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

    (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ------------------------------------------------------
     By (Signature and Title) /s/ Robert M. Slotky
                              -------------------------------------------
                              Robert M. Slotky, President

     Date  December 6, 2004
           ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ Robert M. Slotky
                               -------------------------------------------
                               Robert M. Slotky, President

     Date  December 6, 2004
           ------------------------------------------------

     By (Signature and Title)* /s/ Eric W. Falkeis
                               -------------------------------------------
                               Eric W. Falkeis, Treasurer

     Date  December 6, 2004
           ------------------------------------------------

----------
* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.